Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 105,873	$ 94,097	$ 86,872
Other Comprehensive Income:
Foreign currency translation gain/(loss)	140	(396)	311
Total Comprehensive Income	106,013	93,701	87,183
Total Comprehensive Income attributable to:
Stockholders of Navigator Holdings Ltd.	100,262	85,175	82,566
Non-controlling interests	5,751	8,526	4,617
Total Comprehensive Income	$ 106,013	$ 93,701	$ 87,183